Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

The Company uses the services of Maritime, a tanker ship management company with its principal office in Greece and an office in the U.S.A.. Maritime is engaged under separate management agreements directly by the Company’s respective subsidiaries to provide a wide range of shipping services, including but not limited to, chartering, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Maritime charges a fee payable by each subsidiary of $0.325 per day per vessel while the vessel is in operation including any pool arrangements and $0.450 per day per vessel while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Maritime charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Maritime and 1% of the price of any vessel sale. Maritime also provides administrative services to us such as executive, financial, accounting and other administrative services, including our dry bulk JVs for which it is paid $0.150 per day/vessel.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

3. Transactions with Related Parties: - Continued:

The management agreements for the vessels had an initial term of five years. For “Pyxis Theta” base term expired on December 31, 2017, for the “Pyxis Epsilon” and the “Pyxis Malou” it expired on December 31, 2018. The management agreements for the “Pyxis Karteria” and the “Pyxis Lamda” have an initial term of five years and they expire on December 31, 2026. Following their initial expiration dates, the management agreements were automatically renewed for consecutive five year periods, or until tserminated by either party on three months’ notice.

Maritime also provides administrative services to the Company, which include, among other, the provision of the services of the Company’s Chief Executive Officer, Chief Financial Officer, General Counsel and Corporate Secretary, Chief Operating Officer, one or more internal auditor(s) and a secretary, as well as the use of office space in Maritime’s premises through a Head Management Agreement (the “Head Management Agreement”). The Head Management Agreement (the “Head Management Agreement”) with Maritime commenced on March 23, 2015 and continued through March 23, 2020. Following the initial expiration date and the first 5-year period extension ended March 23, 2025, the Head Management Agreement was automatically renewed for a five-year period (unless terminated by either party on 90 days’ notice) ending March 23, 2030. Under the Head Management Agreement, the Company pays Maritime a fixed fee of $1,600 annually (the “Administration Fees”). In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.

The Ship-management Fees and the Administration Fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the Head Management Agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the Ship-management Fees and the Administration Fees, which will remain, for the particular calendar year, as per the previous calendar year.

For 2021, the average rate in Greece was a deflation of 1.23% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees for 2022. The average inflation rate in Greece in 2022 was 9.65% and, as a result, an adjustment to the Ship-management Fees and the Administration Fees have been made effective January 1, 2023. Effective January 1, 2024 the Ship-Management Fees and the Administration Fees for 2024 were increased by 3.50% in line with the average inflation rate in Greece in 2023 and were $0.381 per day per ship and $1,875 annually, respectively.

The Company uses the services of Konkar Agencies, a dry-bulk ship management company with its principal office in Greece. Konkar Agencies is engaged under separate management agreement directly by the Company’s respective ship owning companies to provide a wide range of shipping services, including but not limited to, chartering, technical, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Konkar Agencies charges a fee payable by each subsidiary of $0.850 per day per vessel while the vessel is in operation including any pool arrangements, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Konkar Agencies charges the Company a commission rate of 1.25% on all charter hire agreements arranged by Konkar Agencies. The management agreement for the “Konkar Ormi”, “Konkar Asteri” and “Konkar Venture” have an initial term of five years and expires on September 2029, February 2030 and June 2030, respectively. The management agreement will automatically be renewed for consecutive five year periods, or until terminated by either party on three months’ notice. Fees are adjusted annually according to the official inflation rate in Greece effective January 1, 2025.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

3. Transactions with Related Parties: - Continued:

The following amounts were charged by Maritime pursuant to the head management and ship management agreements and by Konkar Agencies pursuant to the ship-management agreements with the ship-owning company of vessels “Konkar Ormi”, “Konkar Asteri” and “Konkar Venture” and are included in the accompanying Consolidated Statements of Comprehensive Income:

	Year ended December 31,
	2022	2023	2024
Included in Voyage related costs and commissions
Charter hire commissions	$735	$575	$644

Included in Management fees, related parties
Ship-management Fees	702	728	1,177

Included in General and administrative expenses
Administration Fees	1,652	1,812	1,958

Total	$3,089	$3,115	$3,779

As of December 31, 2023 and 2024, there was a balance due to Maritime of $990 and $908, respectively. Further as of December 31, 2023 and 2024, there was a balance due from Konkar Agencies of $194 and due to Konkar Agencies of $65. Relevant balances are reflected in Due from/due to related parties, respectively, in the accompanying Consolidated Balance Sheets. The balances with Maritime and Konkar Agencies are interest free and with no specific repayment terms.

The Company initially issued a $2,500 Promissory Note on October 28, 2015 at 2.75% interest maturing January 15, 2017, which was subsequently amended to raise the principal to $5,000, extend the maturity to March 31, 2020, and increase the interest rate to 4.5%. On May 14, 2019, a further amendment extended the repayment period—linking it to the repayment of a related credit facility, January 15, 2024, or the settlement of any Paid-In-Kind deficiencies—and raised the interest rate to 9% per annum, payable half in cash and half in common shares, effective April 1, 2019. In May 2021, the note was restructured: $1,000 of principal and $433 of accrued interest were repaid in cash, another $1,000 was settled by issuing 272,766 restricted common shares, and the remaining $3,000 was set to mature on April 1, 2023 with interest at 7.5% per annum, payable quarterly in cash. Later, on December 20, 2021, in connection with the acquisition of the vessel “Pyxis Lamda,” the note was further amended to increase the principal from $3,000 to $6,000 and extend the maturity to April 1, 2024. The May 2021 restructuring was accounted for as a debt modification and the December 2021 amendment as a debt extinguishment, with no additional fees, and the portion settled in common shares was accrued according to ASC 480 and ASC 835-30.

On November 15, 2021, the Company signed a Memorandum of Agreement to acquire from an entity related to the family of the Company’s Chairman and Chief Executive Officer, the “Pyxis Lamda”, a 2017-built 50,145 dwt. eco-efficient MR that was constructed at SPP Shipbuilding Co. Ltd. (“SPP”) in South Korea, for $32,000. The fair value of the acquisition of the Pyxis “Lamda” amounted to $31,172 (Note 5) and consisted of $21,680 senior loan facility that matures in seven years and is secured by the vessel (Note 8), $3 million, at fair value, under an amended unsecured Promissory Note due 2024, the issuance of 1,034,751 of the Company’s common shares having a fair value of $2.17 million on the delivery date of the vessel on December 20, 2021 and $4.32 million cash on hand. Of the amount payable in cash, $1,325 was settled in December 2021 and the balance of $2,995 was included in Due to related parties in the accompanying 2021 Consolidated Balance Sheet. The balance was cash settled on January 10, 2022.

On February 10, 2023 we repaid $3 million of the $6 million 7.5% promissory note due Maritime Investors Corp., an affiliate of Mr. Valentis. The remaining balance of this obligation was repaid on March 14, 2023.

Interest charged on the Promissory Note for the years ended December 31, 2022, 2023 and 2024, amounted to $450, $69 and nil, respectively, and is included in Interest and finance costs, net (Note 13) in the accompanying Consolidated Statements of Comprehensive Income. Of the total interest charged on the Promissory Note during the year ended December 31, 2022, $337 was paid in cash, $113 was payable in cash and included in the “Accrued and other liabilities” in the accompanying Consolidated Balance Sheets. The payable in cash amount of $113 was paid in January 2023. During the year ended on December 31, 2023 the interest charged and paid interest of $69. There is no such charge in the year ended in December 31, 2024.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

3. Transactions with Related Parties: - Continued:

With respect to the portion of interest that was to be settled in common shares, the Company considered the guidance in ASC 480 that requires obligations that can be settled in shares with a fixed monetary value at settlement (e.g., share-settled debt) and followed the guidance in ASC 835-30 to accrue the liability to the redemption amount using the interest method.

On July 5, 2023, the Company acquired a 60% equity interest in the newly incorporated entity Drykon for a consideration of $6.78 million in cash. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman for a consideration of US$4.52 million in cash. For more details on the accounting treatment of the transaction refer to Note 2(a)

On June 28, 2024, the Company completed the acquisition of an 82,099 dwt eco-efficient Kamsarmax dry-bulk built in 2015 at Jiangsu New Yangzi Shipbuilding., through the 60% equity interest in the newly incorporated entity Accuship Maritime Ltd. for a consideration of $7,320 in cash, and the issuance of 267,857 restricted common shares of the Company to the seller of the vessel acquired that was an entity related to our Chief Executive Officer and Chairman. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman for a consideration of $5,880 in cash. For more details on the accounting treatment of the transaction refer to Note 2(a), Note 2(af) and Note 5 respectively.